First Quarter Report
January 31, 2023 (Unaudited)
Columbia Connecticut Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 11.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,023,513
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,072,550
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	325,914
Series 2021S
06/01/2037	5.000%	370,000	416,793
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	305,298
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	516,232
07/01/2034	5.000%	500,000	514,513
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	528,954
07/01/2036	5.000%	150,000	165,391
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,001,807
Total			7,870,965
Hospital 12.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Stamford Hospital Issue
Series 2022
07/01/2028	5.000%	300,000	328,115
Revenue Bonds
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,421,798
Series 2020A
07/01/2036	4.000%	1,045,000	1,059,426
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,160,817
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,580,137
Total			8,550,293
Local General Obligation 23.2%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,398,999
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,109,403
Series 2021A
08/01/2029	5.000%	175,000	200,189
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	476,261
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,275,815
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	796,591
Series 2019B (AGM)
02/01/2030	5.000%	450,000	517,153
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	531,644
08/01/2032	5.000%	500,000	531,256
Series 2020A
02/01/2030	5.000%	500,000	582,947
Series 2022
08/01/2028	5.000%	250,000	284,171
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	565,346
Series 2019A
07/15/2033	5.000%	2,500,000	2,892,439
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	477,088
2	Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,109,826
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,190,326
07/15/2025	4.750%	1,150,000	1,220,218
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	371,176
Total			15,530,848
Pool / Bond Bank 3.4%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,661,111
Series 2019A
02/01/2035	4.000%	565,000	598,351
Total			2,259,462
Prep School 5.5%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	315,330
07/01/2038	4.000%	310,000	324,401
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,165,703
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,857,844
Total			3,663,278
Refunded / Escrowed 4.3%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	831,584
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	10,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E Escrowed to Maturity (AGM)
03/01/2026	5.250%	1,945,000	2,029,273
Total			2,871,389
Retirement Communities 3.2%
Connecticut State Health & Educational Facilities Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	923,170
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	430,684
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	789,736
Total			2,143,590
Single Family 10.3%
Connecticut Housing Finance Authority(b)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	690,000	680,177
Series 2020A-2
11/15/2030	2.150%	1,000,000	942,491
05/15/2031	2.200%	1,000,000	948,026
Series 2020C
05/15/2027	5.000%	790,000	851,717
11/15/2028	5.000%	575,000	632,817
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	979,858
Social Bonds
Series 2021D-1
05/15/2029	5.000%	700,000	792,684
Subordinated Series 2017D-1
11/15/2032	3.200%	525,000	526,520
Subordinated Series 2018C-1
11/15/2038	3.625%	535,000	523,543
Total			6,877,833

Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 7.2%
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,129,430
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,117,461
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,605,575
Total			4,852,466
State Appropriated 4.0%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,575,176
Series 2020A
02/15/2037	5.000%	1,000,000	1,120,890
Total			2,696,066
State General Obligation 5.0%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,127,549
Series 2018-E
09/15/2033	5.000%	1,000,000	1,130,700
Series 2019A
04/15/2036	5.000%	1,000,000	1,106,886
Total			3,365,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 6.3%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	530,539
11/15/2030	4.000%	400,000	423,870
11/15/2031	4.000%	100,000	105,639
11/15/2032	4.000%	440,000	463,403
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2023	5.250%	500,000	506,993
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,028,317
Thirty Sixth Series 2022B-1
08/01/2028	5.000%	1,000,000	1,133,925
Total			4,192,686
Total Municipal Bonds (Cost $65,199,262)			64,874,011

Money Market Funds 2.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(c)	132,112	132,112
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(c)	1,680,671	1,680,671
Total Money Market Funds (Cost $1,812,783)		1,812,783
Total Investments in Securities (Cost: $67,012,045)		66,686,794
Other Assets & Liabilities, Net		208,915
Net Assets		66,895,709

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $1,353,854, which represents 2.02% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about November 7, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia Connecticut Intermediate Municipal Bond Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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